Note 36 - Climate change	12 Months Ended
Dec. 31, 2024
Note 36 - Climate change
Note 36 - Climate change

36    Climate change

Tenaris carefully assesses the potential impact of climate change and energy transition on its business and on the risks to its markets and its tangible and intangible assets, and adapts its business strategy accordingly.

In February 2021 Tenaris set a medium-term target to reduce its carbon emissions intensity rate by 30% by 2030, compared to a 2018 baseline, considering Scopes 1 and 2 emissions plus Scope 3 emissions related to raw materials and steel purchased from third parties. In February 2025, the baseline for this medium-term target was reset to take into account the expanded perimeter of Tenaris through various acquisitions since 2018, the inclusion of intermill transportation emissions within the target scope, and additions and other changes in raw material emission factors to more accurately represent their use in its operations. The Company aims to achieve this target by using a higher proportion of recycled steel scrap in the metallic mix, by making investments to increase energy efficiency and the use of renewable energy in its energy requirements, and selective sourcing for raw material and steel purchases.

In particular, a large proportion of these investments in projects aimed at reducing emissions are being directed to installing renewable energy capacity for use in the Company’s operations. In October 2023, following an investment of approximately $200 million, Tenaris put into operation a wind farm in Argentina, which supplies, through the interconnected grid, 103.2 MW of power, or close to 50% of their total electric power requirements, to its industrial facilities in Campana. In November 2023, the Company’s Board of Directors approved an investment plan to build a second wind farm in Argentina at a cost of approximately $214 million, which would supply a further 30% of the current energy requirements of its facilities in Campana.

Tenaris encourages the use of sustainable practices among its suppliers and, in March 2023, it adopted a Sustainable Sourcing Policy to enhance its efforts in this area. The new Sustainability Sourcing Policy will help Tenaris to understand better the real emission levels of its suppliers and identify opportunities for improvement in line with its reduction target.

The medium-term target forms part of a broader objective of decarbonizing the Company’s operations and reaching carbon neutrality. At the same time, the Company is increasing its sales for low-carbon energy applications, such as hydrogen, geothermal and carbon capture and storage. These sales currently account for a relatively small proportion of overall sales but are expected to grow in the coming years.

In its assessment of climate change and energy transition potential impact on operations, Tenaris also considers that the countries in which it operates and its customers are also establishing their own decarbonization strategies and objectives, and that some customers are requesting specific information from their suppliers, including Tenaris, concerning the carbon emissions and Environmental, Social and Governance (“ESG”) practices in their supply chain, and that they may adjust their supply practices in light of that information.

The recoverable value assessments performed by the Company for purposes of the preparation of these financial statements reflects management’s views on the energy transition and climate change and their potential medium- and long-term impact on Tenaris’s operations and its sales. In addition, the Company carefully monitors the medium- and long-term outlook scenarios published by leading industry experts on how the energy transition could affect global demand for energy and oil and gas and how this could affect the global demand for tubular products and its sales. Furthermore, estimates and assumptions used in the Company’s impairment tests over long-lived assets and goodwill, useful lives of assets, capital and research and development expenditures, inventory valuation, recovery of deferred tax assets and provisions, and contingent liabilities are based on available information and current government regulations on energy transition and climate-related matters, as well as on Tenaris’s current short-term investment plans. As of the date of these financial statements, the Company does not believe that climate-related matters should trigger any material adjustments to the conclusions of its impairment tests or the valuation of the above mentioned areas.